Financial instruments (Details) - Schedule of Financial Instruments - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Payables [Member] | Level 2 of fair value hierarchy [member]
Financial assets measured at amortized cost:
Financial assets	$ 8,460,194	$ 7,139,817	$ 680,328	$ 183,895
Financial assets, at fair value	8,460,194	7,139,817	680,328	183,895
Loans And Borrowings [Member] | Level 2 of fair value hierarchy [member]
Financial assets measured at amortized cost:
Financial assets	4,941,318	3,568,896	432,201	6,240,713
Financial assets, at fair value	4,941,318	3,568,896	432,201	6,240,713
Lease liabilities [member] | Level 2 of fair value hierarchy [member]
Financial assets measured at amortized cost:
Financial assets	245,096	330,821	2,418,706	2,882,152
Financial assets, at fair value	245,096	330,821	2,418,706	2,882,152
Secured convertible debenture | Level 2 of fair value hierarchy [member]
Financial assets measured at amortized cost:
Financial assets			6,716,190
Financial assets, at fair value			6,716,190
At fair value [member] | Trade And Other Payables [Member] | Level 2 of fair value hierarchy [member]
Financial assets measured at amortized cost:
Financial assets, at fair value			680,328
At fair value [member] | Loans And Borrowings [Member] | Level 2 of fair value hierarchy [member]
Financial assets measured at amortized cost:
Financial assets, at fair value			432,210
At fair value [member] | Lease liabilities [member] | Level 2 of fair value hierarchy [member]
Financial assets measured at amortized cost:
Financial assets, at fair value			2,418,706
At fair value [member] | Secured convertible debenture | Level 2 of fair value hierarchy [member]
Financial assets measured at amortized cost:
Financial assets, at fair value			6,716,190
Cash [Member] | Level 1 of fair value hierarchy [member]
Financial assets measured at amortized cost:
Financial assets	443,338	228,794	3,495,390	13,504
Financial assets, at fair value	443,338	228,794	3,495,390	13,504
Cash [Member] | At fair value [member] | Level 1 of fair value hierarchy [member]
Financial assets measured at amortized cost:
Financial assets, at fair value			3,495,390
Trade receivables [member] | Level 2 of fair value hierarchy [member]
Financial assets measured at amortized cost:
Financial assets	657,568	1,235,619	242,357
Financial assets, at fair value	$ 657,568	$ 1,235,619	242,357
Trade receivables [member] | At fair value [member] | Level 2 of fair value hierarchy [member]
Financial assets measured at amortized cost:
Financial assets, at fair value			$ 242,357